Note 1 - Basis of Presentation and General Information (Details Textual)								12 Months Ended			18 Months Ended
	May 31, 2017 $ / shares shares	Dec. 05, 2016 $ / shares shares	May 13, 2015 $ / shares shares	Jan. 21, 2014 $ / shares shares	Aug. 07, 2013 $ / shares shares	Oct. 19, 2012 $ / shares shares	Mar. 27, 2012 $ / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2015 shares	Dec. 31, 2017 $ / shares shares
Common Stock, Shares, Outstanding | shares	105,840,848							108,205,985			108,205,985
Number of Vessels								53	53		53
Carrying Capacity of Vessels at Period End (TEU)								316,307	314,423		316,307
Number of Subsidiaries								68			68
MARSHALL ISLANDS
Number of Subsidiaries								5			5
Konstantakopoulos Family [Member]
Percentage Ownership								54.70%			54.70%
Common Stock Issued to Costamare Shipping Company S.A. [Member]
Stock Issued During Period, Shares, New Issues | shares										448,800
Common Stock Issued to Costamare Shipping Services Ltd. [Member]
Stock Issued During Period, Shares, New Issues | shares								598,400	598,400	149,600
Common Stock Issued for Dividend Reinvestment Plan [Member]
Stock Issued During Period, Shares, New Issues | shares								3,682,704	2,428,081		6,110,785
Common Stock, Par or Stated Value Per Share								$ 0.0001	$ 0.0001		$ 0.0001
Series B Preferred Stock [Member]
Sale of Stock, Price Per Share					$ 25
Preferred Stock, Shares Issued | shares					2,000,000
Preferred Stock, Dividend Rate, Percentage					7.625%
Preferred Stock, Par or Stated Value Per Share					$ 0.0001
Series C Preferred Stock [Member]
Sale of Stock, Price Per Share				$ 25
Preferred Stock, Shares Issued | shares				4,000,000
Preferred Stock, Dividend Rate, Percentage				8.50%
Preferred Stock, Par or Stated Value Per Share				$ 0.0001
Series D Preferred Stock [Member]
Sale of Stock, Price Per Share			$ 25
Preferred Stock, Shares Issued | shares			4,000,000
Preferred Stock, Dividend Rate, Percentage			8.75%
Preferred Stock, Par or Stated Value Per Share			$ 0.0001
Follow On Offering [Member]
Stock Issued During Period, Shares, New Issues | shares	13,500,000	12,000,000				7,000,000	7,500,000
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001				$ 0.0001	$ 0.0001
Sale of Stock, Price Per Share	$ 7.10	$ 6				$ 14	$ 14.10